Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Greenwood Street Trust
Entity Central Index Key	0001898391
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Fidelity SAI Alternative Risk Premia Strategy Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Alternative Risk Premia Strategy Fund
Class Name	Fidelity® SAI Alternative Risk Premia Strategy Fund
Trading Symbol	FRPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Alternative Risk Premia Strategy Fund for the period December 14, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Alternative Risk Premia Strategy Fund A	$ 32	0.50%
A Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.50%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Since inception on December 14, 2023, through July 31, 2024, a focus on currency exposure, achieved through investments in various alternative risk premia factors, detracted from performance versus the benchmark, the Bloomberg U.S. 3-Month Treasury Bellwether Index.
•The fund's exposure to sentiment strategies proved most detrimental overall given the risk-on environment, particularly late in the period due to sharp reversals that were not captured in implied volatility data.
•Elsewhere, the portfolio's investments in intraday currency strategies hurt as well.
•In contrast, the fund benefited most from its positioning in value-oriented foreign exchange holdings, especially the Japanese Yen, which rallied aggressively late in the period following a more-hawkish-than-expected Bank of Japan and carry trade unwind, which was favorable for value strategies.
•Carry trade investments also fared modestly well, generating strong results in the first quarter of 2024 as emerging markets and high yielding currencies were in favor, whereas the Swiss Franc and Japanese Yen sold off.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE December 14, 2023 through July 31, 2024. Initial investment of $10,000. Fidelity® SAI Alternative Risk Premia Strategy Fund $10,000 $10,091 Bloomberg US 3 Month Treasury Bellwether Index $10,000 $10,338 Bloomberg U.S. Aggregate Bond Index $10,000 $10,212 2023 2024
Average Annual Return [Table Text Block]	Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 42,078,845
Holdings Count | shares	9
Advisory Fees Paid, Amount	$ 97,590
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$42,078,845
Number of Holdings	9
Total Advisory Fee	$97,590
Portfolio Turnover	0%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Swaps 544.3 Swaps 84.5 Short-Term Investments and Net Other Assets (Liabilities) 15.5 ASSET ALLOCATION (% of Fund's total exposure)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bill 88.3 88.3
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund
Class Name	Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund
Trading Symbol	FRPDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund for the period December 14, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund A	$ 31	0.50%
A Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.50%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Since inception on December 14, 2023, through July 31, 2024, a focus on commodities exposure, achieved through investments in various alternative risk premia factors, detracted from performance versus the benchmark, the Bloomberg U.S. 3-Month Treasury Bellwether Index.
•Some of the fund's largest detractors included value-oriented strategies, with cocoa having the largest impact given a lack of exposure at a time when the commodity had an exponential move higher.
•Exposure to fundamental factors also hurt due to untimely positioning among several commodities.
•In contrast, carry strategies contributed to performance, propelled higher in April, March and July, whereas May was weak given the increase in backwardation of commodity curves.
•Trend strategies benefited from strong results across a number of commodities, including coffee, cocoa and copper.
•Allocations to shorter dated value strategies were another plus this period, whereas congestion factors did not materially impact performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE December 14, 2023 through July 31, 2024. Initial investment of $10,000. Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund $10,000 $9,870 Bloomberg US 3 Month Treasury Bellwether Index $10,000 $10,338 Bloomberg U.S. Aggregate Bond Index $10,000 $10,212 2023 2024
Average Annual Return [Table Text Block]	Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 125,248,539
Holdings Count | shares	9
Advisory Fees Paid, Amount	$ 333,953
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$125,248,539
Number of Holdings	9
Total Advisory Fee	$333,953
Portfolio Turnover	0%

Holdings [Text Block]	Energy 28.9 Agriculture 26.9 Precious Metals 22.7 Industrial Metals 15.8 Livestock 5.7 COMMODITY SECTOR DIVERSIFICATION (% of Fund's net assets) DERIVATIVE EXPOSURE (% of Fund's net assets) Swaps 236.8 Swaps 70.3 Short-Term Investments and Net Other Assets (Liabilities) 29.7 ASSET ALLOCATION (% of Fund's total exposure)